Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	Net Book Value of Property, Plant and Equipment at March 31, 2019
(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$—	$3,143	$—	$—	$—	$3,143
Mineral rights and properties	—	—	8,972	7,806	—	16,778
Other property, plant and equipment	7	451	—	—	150	608
Total	$7	$3,594	$8,972	$7,806	$150	$20,529

	Net Book Value of Property, Plant and Equipment at December 31, 2018
(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$—	$3,256	$—	$—	$—	$3,256
Mineral rights and properties	—	—	8,973	7,806	—	16,779
Other property, plant and equipment	8	348	—	—	162	518
Total	$8	$3,604	$8,973	$7,806	$162	$20,553

	Net Book Value of Property, Plant and Equipment at December 31, 2018
(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$-	$3,256	$-	$-	$-	$3,256
Mineral rights and properties	-	-	8,973	7,806	-	16,779
Other property, plant and equipment	8	348	-	-	162	518
Total	$8	$3,604	$8,973	$7,806	$162	$20,553

	Net Book Value of Property, Plant and Equipment at December 31, 2017

(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$-	$8,304	$-	$-	$-	$8,304
Mineral rights and properties	17,968	-	-	7,806	-	25,774
Other property, plant and equipment	11	1,109	-	-	211	1,331
Total	$17,979	$9,413	$-	$7,806	$211	$35,409

(Note: Acreage amounts are unaudited.)

Summary of Impairment Expense by Project

The Company recorded the following impairment charges for 2018 and 2017 related to its uranium projects and processing facilities:

	For the years ended December 31,
	2018	2017
	(thousands of dollars)
Kingsville Dome project	$2,978	$140
Rosita project	2,545	-
Vasquez project	221	-
Temrezli project	17,968	-
Cebolleta/Juan Tafoya project	-	11,296
Total Impairment	$23,712	$11,436

Schedule of Mineral Property Expenses

        Mineral property expenditures by geographical location for the three months ended March 31, 2019 and 2018 are as follows:

	For the Three Months Ended Mar 31,
	2019	2018
	(thousands of dollars)
Temrezli project, Turkey	$—	$79

Total Turkey projects	—	79
Kingsville Dome project, Texas	244	251
Rosita project, Texas	117	197
Vasquez project, Texas	186	235
Other projects, Texas	—	6

Total Texas projects	547	689
Cebolleta project, New Mexico	—	—
Juan Tafoya project, New Mexico	6	6

Total New Mexico projects	6	6
Columbus Basin project, Nevada	—	2
Railroad Valley project, Nevada	—	4

Total Nevada projects	—	6
Sal Rica project, Utah	1	2

Total Utah projects	1	2
Coosa project, Alabama	80	—

Total Alabama Projects	80	—

Total expense for the period	$634	782

The Company spent the following amounts for each of its material properties:

	For the year ended December 31,
	2018	2017
	(thousands of dollars)
Temrezli project, Turkey	$117	$261
Total Turkey projects	117	261

Kingsville Dome project, Texas	800	810
Rosita project, Texas	738	590
Vasquez project, Texas	631	572
Other projects, Texas	20	71
Total Texas projects	2,189	2,043

Cebolleta project, New Mexico	389	538
Juan Tafoya project, New Mexico	223	542
Total New Mexico projects	612	1,080

Columbus Basin project, Nevada	249	866
Railroad Valley, Nevada	90	241
Total Nevada projects	339	1,107

Sal Rica project, Utah	141	93
Total Utah projects	141	93

Coosa project, Alabama	140	-
Total Alabama projects	140	-

Total expense for the period	$3,538	$4,584